Supplement to the
Fidelity® Mid-Cap Stock Fund
Class K
June 29, 2022
Prospectus

The following information supplements similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

It is expected that Mr. Roth will retire effective on or about December 31, 2022. At that time, Ms. Stafford will assume sole portfolio manager responsibilities for the fund and Mr. Roth will no longer serve as a lead portfolio manager for the fund.

The following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

It is expected that Mr. Roth will retire effective on or about December 31, 2022. At that time, Ms. Stafford will assume sole portfolio manager responsibilities for the fund and Mr. Roth will no longer serve as a lead portfolio manager for the fund.

MCS-K-22-01 1.879962.109	October 20, 2022

Supplement to the
Fidelity's Cap Stock Funds
June 29, 2022
Prospectus

The following information supplements similar information for Fidelity® Mid-Cap Stock Fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

It is expected that Mr. Roth will retire effective on or about December 31, 2022. At that time, Ms. Stafford will assume sole portfolio manager responsibilities for the fund and Mr. Roth will no longer serve as a lead portfolio manager for the fund.

The following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

It is expected that Mr. Roth will retire effective on or about December 31, 2022. At that time, Ms. Stafford will assume sole portfolio manager responsibilities for Fidelity® Mid-Cap Stock Fund and Mr. Roth will no longer serve as a lead portfolio manager for Fidelity® Mid-Cap Stock Fund.

SML-22-02 1.711115.145	October 20, 2022

Supplement to the
Fidelity® Mid-Cap Stock K6 Fund
June 29, 2022
Prospectus

The following information supplements similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

It is expected that Mr. Roth will retire effective on or about December 31, 2022. At that time, Ms. Stafford will assume sole portfolio manager responsibilities for the fund.

The following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

It is expected that Mr. Roth will retire effective on or about December 31, 2022. At that time, Ms. Stafford will assume sole portfolio manager responsibilities for the fund.

MCS-K6-22-01 1.9907345.100	October 20, 2022